Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HUNTINGTON FUNDS
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Huntington Mortgage Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Huntington Mortgage Securities Fund Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek to achieve current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charges” section at page 173 of this prospectus and in the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and members of your household invest, or agree to invest in the future, at least $50,000 in Huntington Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Advisor invests, under normal circumstances, at least 80% of the Fund’s assets in mortgage-related securities, including mortgage real estate investment trusts (“REITs”) and collateralized mortgage obligations (“CMOs”) (whose income is generated by payments of principal and interest on pools of mortgage loans and mortgage REITs). The Advisor especially focuses on securities which it expects to be less susceptible to prepayment of principal. The Advisor endeavors to maintain a dollar-weighted average portfolio life for the Fund of between two and ten years. The Fund may also invest up to 20% of its assets in equity REITs. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

In making its investment decisions, the Advisor considers various economic factors, Federal Reserve policy, interest rate trends and spreads between different types of fixed income securities.

REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs.

		Because the Fund refers to “mortgage” in its name, the Fund will normally invest at least 80% of its assets in mortgage-related securities, and the Fund will notify shareholders at least 60 days in advance of any changes in this investment policy.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The primary factors that may reduce the Fund’s net asset value (“NAV”) and returns include:

Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.

Class/Sector/Region Focus Risk. If the Fund invests more than 25% of its net assets in a particular asset class, or securities of issuers within a particular market sector or geographic region, it is subject to increased risk. Performance will generally depend on the performance of the class, sector or region, which may differ in direction and degree from that of the overall U.S. stock or bond markets. In addition, financial, economic, business and political developments affecting the class, sector or region may have a greater effect on the Fund.

Counterparty Risk. The value of the Fund’s investments may be adversely affected if an issuer’s securities experience a credit downgrade; an issuer or guarantor of an investment held by the Fund fails to pay an obligation on a timely basis, otherwise defaults or is perceived by other investors to be less creditworthy; or a counterparty to a derivatives or other transaction with the Fund files for bankruptcy, becomes insolvent, or otherwise becomes unable or unwilling to honor its obligation to the Fund.

Credit Risk. Issuers of securities in which the Fund invests may have their credit ratings downgraded or may default in the payment of principal or interest on the securities, which would cause the Fund to lose money.

Derivative Contracts and Hybrid Instruments Risks. Derivatives contracts and hybrid instruments involve risks different from, and possibly greater than, traditional investments, including valuation and tax issues, increased potential for losses and/or costs to the Fund, and interest rate, credit, currency, liquidity and leverage risks. For additional information regarding these risks, please see the “Investment Risks” section in the Fund’s Statement of Additional Information.

Extension Risk. When interest rates rise, anticipated prepayments may occur at a slower than expected rate, thus effectively extending the maturity of mortgage-backed securities. Prices of longer-term securities generally fluctuate more widely in response to changes in interest rates than the prices of shorter-term securities.

Interest Rate Risk. The value of the Fund’s investments in fixed income securities may decline when prevailing interest rates rise or increase when interest rates go down. The longer a security’s maturity or duration, the greater its value will change in response to changes in interest rates. The interest earned on the Fund’s investments in fixed income securities may decline when prevailing interest rates decline.

Investment Company Risk. Because the Fund may invest in underlying funds that have their own fees and expenses in addition to those charged directly by the Fund, the Fund may pay higher expenses than a Fund that invests directly in equity or fixed income securities.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities, particularly those with complex or highly variable terms, such as CMOs, entail greater prepayment and liquidity risks than other fixed-income securities. As a result, their prices may be more volatile and their trading market may be more limited than that of other fixed income securities.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage -backed securities may not rise as quickly as the prices of other fixed-income securities.

Real Estate/REIT Risk. The Fund’s investment in REITs is subject to the same risks as direct investments in real estate, including sensitivity to general economic downturns and the volatility of local real estate markets. REITs may have limited financial resources and their securities may trade infrequently and in limited volume, and thus they may be more volatile than other securities.

		For more information, please see “Principal Investment Strategies and Risks.”
Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart for Institutional Shares and Average Annual Total Return Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.

The annual returns in the bar chart which follows are for the Institutional Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.

		Updated performance information will be available at www.huntingtonfunds.com, or by calling 800-253-0412.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Institutional Shares total returns on a calendar year-by-year basis. The Average Annual Total Return Table shows returns averaged over the stated periods, and includes comparative performance information.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BMBSI is composed of all fixed securities mortgage pools by the Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-253-0412
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.huntingtonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Risk/Return Bar Chart
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The annual returns in the bar chart which follows are for the Institutional Shares without reflecting payment of any sales charge; if they did reflect such payment of sales charges, annual returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q1 2004 3.64% Worst Quarter Q2 2004 (2.75)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return Table (for the periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions.
Huntington Mortgage Securities Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
2004	rr_AnnualReturn2004	5.86%
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	6.06%
2007	rr_AnnualReturn2007	3.33%
2008	rr_AnnualReturn2008	2.45%
2009	rr_AnnualReturn2009	5.17%
2010	rr_AnnualReturn2010	5.21%
2011	rr_AnnualReturn2011	5.01%
2012	rr_AnnualReturn2012	2.95%
2013	rr_AnnualReturn2013	(1.45%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2004
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.75%)
1 Year	rr_AverageAnnualReturnYear01	(1.45%)
5 Years	rr_AverageAnnualReturnYear05	3.35%
10 Years	rr_AverageAnnualReturnYear10	3.63%
Huntington Mortgage Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchase (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including shareholder services fee)	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
1 Year	rr_ExpenseExampleYear01	512
3 Years	rr_ExpenseExampleYear03	802
5 Years	rr_ExpenseExampleYear05	1,112
10 Years	rr_ExpenseExampleYear10	$ 1,992
1 Year	rr_AverageAnnualReturnYear01	(5.35%)	[1]
5 Years	rr_AverageAnnualReturnYear05	2.31%	[1]
10 Years	rr_AverageAnnualReturnYear10	2.96%	[1]
Huntington Mortgage Securities Fund | Returns after taxes on distributions | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.40%)	[2]
5 Years	rr_AverageAnnualReturnYear05	2.28%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.41%	[2]
Huntington Mortgage Securities Fund | Returns after taxes on distributions and sales of Institutional Shares | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.45%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.51%	[2]
Huntington Mortgage Securities Fund | Barclays U.S. Mortgage Backed Securities Index (BMBSI) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.41%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	4.61%	[3]

[1]	(with 3.75% sales charge)
[2]	After tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Returns after taxes on distributions assumes a continued investment in the Fund and show the effect of taxes on Fund distributions. Returns after taxes on distributions and sales of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after tax returns do not reflect the effect of any applicable state and local taxes. After tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.
[3]	The BMBSI is composed of all fixed securities mortgage pools by the Government National Mortgage Association (GNMA), Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, including GNMA Graduated Payment Mortgages. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an Index.